Other intangible assets	12 Months Ended
Dec. 31, 2012
Goodwill/Other intangible assets [Abstract]
Other intangible assets

10. Other intangible assets

Other intangible assets consist of the following:

(in thousands)	Intellectual property EUR	Developed technology EUR	Customer relationships EUR	In-process R&D EUR	Other EUR	Total EUR
Cost
Balance, January 1, 2011	47,250	25,883	8,733	23,148	2,231	107,245

Balance, December 31, 2011	47,250	25,883	8,733	23,148	2,231	107,245
Additions	7,658	-	-	-	-	7,658

Balance, December 31, 2012	54,908	25,883	8,733	23,148	2,231	114,903

Accumulated amortization
Balance, January 1, 2011	47,224	17,043	4,185	23,148	1,994	93,594
Amortization	4	4,080	1,092	-	109	5,285

Balance, December 31, 2011	47,228	21,123	5,277	23,148	2,103	98,879
Amortization	800	4,080	1,092	-	109	6,081

Balance, December 31, 2012	48,028	25,203	6,369	23,148	2,212	104,960

Carrying amount
December 31, 2011	22	4,760	3,456	-	128	8,366
December 31, 2012	6,880	680	2,364	-	19	9,943

Intellectual property relates to licenses and patents purchased from third parties. During 2012, we acquired intellectual property from third parties for an amount of EUR 7.7 million. Developed technology, customer relationships, in-process R&D and other were obtained in the acquisition of Brion.

During 2012, we recorded amortization charges of EUR 6.1 million (2011: EUR 5.3 million; 2010: EUR 5.5 million) which were recorded in cost of sales for EUR 6.0 million (2011: EUR 5.3 million; 2010: EUR 5.5 million) and in R&D costs for EUR 0.1 million (2011 and 2010: nil).

During 2012, 2011 and 2010, we did not record any impairment charges for other intangible assets.

As at December 31, 2012, estimated amortization expenses relating to other intangible assets for the next five years and thereafter are as follows:

(in thousands)	EUR
2013	3,322
2014	2,624
2015	1,714
2016	1,533
2017	750
Thereafter	-

Amortization expenses	9,943